Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

22 Leases

Lessee

NatWest Group is party to lease contracts as lessee to support its operations. The following table provides information in respect of those lease contracts as lessee.

	2020	2019
	£m	£m
Amounts recognised in consolidated income statement
Interest payable	(42)	(44)
Depreciation (1)	(209)	(224)
Rental expense on short term leases	(1)	(4)
Income from subleasing right of use assets	4	9

	2020	2019
	£m	£m
Amounts recognised on balance sheet
Right of use assets included in property, plant and equipment (2)	955	1,162
Additions to right of use assets	80	135
Lease liabilities (3)	(1,698)	(1,823)

The total cash outflow for leases is £220 million (2019: £222 million), including payment of principal amount of £179 million (2019: £181 million) which are included in the operating activities in cash flow statement.

Notes:

(1)	Includes impairment of right of use assets of £89 million (2019: £86 million).
(2)	Includes right of use asset for plant and equipment of £8 million (2019: £23 million) and depreciation of £2 million (2019: £5 million).
(3)	Contractual cashflows of lease liabilities is shown in Note 13.

Lessor

Acting as a lessor, NatWest Group provides asset finance to its customers. It purchases plant, equipment and intellectual property, renting them to customers under lease arrangements that, depending on their terms, qualify as either operating or finance leases.

	2020	2019
	£m	£m
Amounts included in consolidated income statement
Finance leases
Finance income on the net investment in leases	289	314

Operating leases
Gross Lease income	168	165
Depreciation	(145)	(138)
Net lease income	23	27

	2020	2019
	£m	£m
Amount receivable under finance leases
Within 1 year	3,231	3,388
1 to 2 years	2,288	2,229
2 to 3 years	1,638	1,733
3 to 4 years	959	758
4 to 5 years	509	682
After 5 years	1,735	1,758
Lease payments total	10,360	10,548
Unguaranteed residual values	(232)	(215)
Future drawdowns	(22)	(30)
Unearned income	(1,081)	(1,196)
Present value of lease payments	9,025	9,107
Impairments	(196)	(110)
Net investment in finance leases	8,829	8,997

The following tables show undiscounted lease receivables from operating leases:

	2020	2019
	£m	£m
Amounts receivable under operating leases
Within 1 year	143	154
1 to 2 years	112	123
2 to 3 years	79	83
3 to 4 years	34	48
4 to 5 years	14	17
After 5 years	11	12
Total	393	437

	2020	2019
Nature of operating lease assets on the balance sheet	£m	£m
Transportation	327	334
Cars and light commercial vehicles	28	24
Other	245	295
	600	653

Investment properties are leased out on operating lease for £840 million (2019: £949 million) and had lease income for £60 million (2019: £76 million). The following table shows undiscounted lease receivables from Investment properties:

	2020	2019
	£m	£m
Amounts receivable under investment properties
Within 1 year	67	113
1 to 2 years	127	156
2 to 3 years	54	128
3 to 4 years	76	55
4 to 5 years	88	98
After 5 years	142	179
Total	554	729